Offerings	May 08, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, HawkEye 360, Inc. 2026 Equity Incentive Plan
Amount Registered | shares	12,466,871
Proposed Maximum Offering Price per Unit	32.84
Maximum Aggregate Offering Price	$ 409,412,043.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 56,539.80
Offering Note	1.a. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected that results in an increase to the number of outstanding shares of common stock. 1.b. Represents (i) shares of common stock reserved for future issuance pursuant to stock options, restricted stock units ("RSUs"), and other awards under the Registrant's 2026 Equity Incentive Plan (the "2026 Plan") and (ii) additional shares subject to outstanding RSUs granted under the Registrant's 2015 Stock Incentive Plan (the "2015 Plan") that expire or otherwise terminate prior to exercise or settlement, are not issued because the stock award is settled in cash, are forfeited or repurchased because of the failure to vest, or are reacquired or withheld to satisfy a tax withholding obligation or the purchase or exercise price, if any, as such shares become available from time to time. See footnote 3.a. 1.c. The number of shares reserved for issuance under the 2026 Plan will automatically increase on January 1 of each fiscal year for a period of ten years, commencing on January 1, 2027 and ending on (and including) January 1, 2036, amount equal to 5% of the total number of shares of the Registrant's common stock outstanding on December 31 of the preceding fiscal year; provided, however that the Registrant's board of directors (or its designee) may act prior to January 1 of a given fiscal year to provide that the increase for such year will be a lesser number of shares of common stock. 1.d. Proposed maximum offering price per unit estimated in accordance with Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based upon $32.84, which is the average of the high and low prices of the Registrant's Common Stock as reported on the New York Stock Exchange on May 8, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, HawkEye 360, Inc. 2026 Employee Stock Purchase Plan
Amount Registered | shares	1,861,585
Proposed Maximum Offering Price per Unit	27.91
Maximum Aggregate Offering Price	$ 51,956,837.35
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,175.24
Offering Note	2 a. See note 1.a. above. 2.b. Represents shares of common stock reserved for future issuance under the Registrant's 2026 Employee Stock Purchase Plan (the "ESPP"). The number of shares reserved for issuance under the ESPP will automatically increase on January 1 of each year for a period of ten years, commencing on January 1, 2027 and ending on (and including) January 1, 2036, in an amount equal to the lesser of (i) 1% of the total number of shares of the Registrant's common stock outstanding on December 31 of the preceding fiscal year, and (ii) 3,723,170 shares of common stock. Notwithstanding the foregoing, the Registrant's board of directors (or its designee) may act prior to the first day of any fiscal year to provide that there will be no January 1 increase in the share reserve for such fiscal year or that the increase in the share reserve for such fiscal year will be a lesser number of shares of common stock than would otherwise occur pursuant to the preceding sentence. 2.b. Proposed maximum offering price per unit estimated in accordance with Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per share and the proposed maximum aggregate offering price are based upon $27.91, which is the average of the high and low prices of the Registrant's common stock as reported on the New York Stock Exchange on May 8, 2026, multiplied by 85%, which is the percentage of the price per share applicable to purchases under the ESPP.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share, HawkEye 360, Inc. 2015 Stock Incentive Plan
Amount Registered | shares	14,432,651
Proposed Maximum Offering Price per Unit	3.99
Maximum Aggregate Offering Price	$ 57,586,277.49
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,952.66
Offering Note	3 a. See note 1.a. above. 3 b. Represents shares of common stock issuable pursuant to stock options outstanding under the 2015 Plan immediately prior to the filing of this Registration Statement. The 2015 Plan has been terminated, and no further equity awards will be made pursuant to the 2015 Plan. The shares of common stock reserved for issuance pursuant to such stock options will become available for issuance under the 2026 Plan to the extent any such shares (i) are not issued because such stock option or any portion thereof expires or otherwise terminates without all of the shares covered by such stock option having been issued, (ii) are not issued because such stock option or any portion thereof is settled in cash, (iii) are forfeited back to or repurchased by the Registrant because of the failure to meet a contingency or condition required for the vesting of such shares, (iv) are withheld or reacquired to satisfy the exercise, strike, or purchase price, or (v) are withheld or reacquired to satisfy a tax withholding obligation or the purchase or exercise price. 3.b. Proposed maximum offering price per unit estimated in accordance with Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per unit is based upon $3.99 per share, which is the weighted-average exercise price of the stock options outstanding under the 2015 Plan.